Acquisitions and Dispositions of Businesses (Significant Component) (Details 3) - KHE Campuses [Member] - Higher Education [Member] - Education [Member] $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Not Discontinued Operation, Revenue	$ 167,093
Disposal Group, Not Discontinued Operation, Operating Loss	$ (6,264)